Schedule of intangible assets (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (24,867)
Intangible assets, net	679,133
Purchased Games [Member]
Finite-Lived Intangible Assets [Line Items]
Purchased games	$ 704,000